Average Annual Total Returns - Investor A, C and Institutional - BlackRock Global Long/Short Credit Fund	Nov. 27, 2020
ICEBofAML [Member]
Average Annual Return:
1 Year	2.28%
5 Years	1.07%
Since Inception	0.68%
Investor A Shares
Average Annual Return:
1 Year	2.86%
5 Years	1.20%
Since Inception	2.09%
Inception Date	Sep. 30, 2011
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	1.58%
5 Years	0.07%
Since Inception	1.02%
Inception Date	Sep. 30, 2011
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.82%
5 Years	0.44%
Since Inception	1.15%
Inception Date	Sep. 30, 2011
Investor C Shares
Average Annual Return:
1 Year	5.35%
5 Years	1.28%
Since Inception	1.84%
Inception Date	Sep. 30, 2011
Institutional Shares
Average Annual Return:
1 Year	7.43%
5 Years	2.28%
Since Inception	2.85%
Inception Date	Sep. 30, 2011